Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 1,773	$ 1,580
Current liabilities	(2,569)	(1,742)
Total equity	1,843	1,664	$ 1,989
Equity attributable to non-controlling interests	97	127
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Current assets	47	43
Long-term assets	130	193
Current liabilities	(48)	(41)
Long-term liabilities	(32)	(34)
Total equity	(97)	(161)
Equity attributable to non-controlling interests	$ (46)	$ (79)
Non-controlling interest share (per cent)	49.99%	49.99%
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Current assets	$ 33	$ 35
Long-term assets	463	481
Current liabilities	(26)	(42)
Long-term liabilities	(174)	(188)
Total equity	(296)	(285)
Equity attributable to non-controlling interests	$ (51)	$ (48)
Non-controlling interest share (per cent)	17.00%	17.00%